Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets ¥ in Thousands, $ in Thousands		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Advances to suppliers	[1]	¥ 23,832		¥ 30,683
Prepaid VAT		19,952		21,477
Rental deposit, current		6,899		6,924
Staff advances		3,922		3,968
Prepaid consulting expenses		1,531		2,439
Short-term construction deposits		1,301		2,206
Prepaid short-term rent		9,581		8,065
Interest receivable		392		346
Receivables from third-party payment platform		61		212
Receivables from Hunan Longxi		5,000		5,000
Others	[2]	21,656		29,367
Total		94,127		110,687
Less: Allowance for credit losses		(21,195)		(25,393)	¥ (30,498)
Total		¥ 72,932	$ 10,036	¥ 85,294

[1]	Advances to suppliers mainly includes prepaid advertising costs, prepaid operation expenses as well as prepayment to construction and design suppliers.
[2]	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.